Other Long-Term Liabilities (Tables)	12 Months Ended
Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Schedule of Other Long-Term Liabilities
Other long-term liabilities consisted of the following:

	As of
	April 3, 2015	March 28, 2014
Deferred revenue	$42,927	$65,066
Pension and other postretirement obligations	25,341	23,996
Deferred rent	11,913	16,259
Other	776	721
Total	$80,957	$106,042